Schedule of Directors Emoluments (Details) - Cilo Cybin Holdings Limited [member]	12 Months Ended
Mar. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Total Directors Emoluments	$ 2,420,000
GC Theron [member]
IfrsStatementLineItems [Line Items]
Total Directors Emoluments	1,620,000
RM Ledwaba [member]
IfrsStatementLineItems [Line Items]
Total Directors Emoluments	$ 800,000